Risk management (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivatives	R$ 199	R$ 277
Lease	3,933	4,241	R$ 3,156
Carrying amount	3,933	R$ 4,241
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	13,522
Borrowings and debentures	80,694
Braskem Idesa borrowings	17,402
Derivatives	222
Loan from non-controlling shareholder of Braskem Idesa	3,288
Leniency agreement	1,053
Lease	5,377
Total	121,558
Interest discounted to present value	(47,213)
Carrying amount	74,345
Not later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	13,522
Borrowings and debentures	2,138
Braskem Idesa borrowings	950
Derivatives	60
Leniency agreement	847
Lease	1,347
Total	18,864
Interest discounted to present value	(1,000)
Carrying amount	17,864
Later than one year and not later than two years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Borrowings and debentures	3,000
Braskem Idesa borrowings	71
Derivatives	27
Leniency agreement	206
Lease	932
Total	4,236
Interest discounted to present value	(2,773)
Carrying amount	1,463
Later Than Two Year And Not Later Than Five Years [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Borrowings and debentures	11,197
Braskem Idesa borrowings	979
Derivatives	105
Lease	1,817
Total	14,098
Interest discounted to present value	(1,956)
Carrying amount	12,141
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Borrowings and debentures	64,359
Braskem Idesa borrowings	15,403
Derivatives	29
Loan from non-controlling shareholder of Braskem Idesa	3,288
Lease	1,282
Total	84,361
Interest discounted to present value	(41,484)
Carrying amount	R$ 42,877